Note 21 - Parent Company Financial Information (Detail) - Condensed Statements of Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income
Loss before income taxes	$ 3,655	$ (11,904)
Income tax expense	137	4,576
Net income (loss)	3,518	(16,480)
Parent Company [Member]
Income
Other		136
Expenses	(643)	(663)
Loss before income taxes	(643)	(527)
Income tax expense		(940)
Loss before equity in undistributed net income (loss) of subsidiaries	(643)	(1,467)
Equity in undistributed net income (loss) of subsidiaries	4,161	(15,013)
Net income (loss)	$ 3,518	$ (16,480)